Related Party Transaction - Summary of Related Party Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key management compensation
Short term employee benefits	€ 5	€ 4	€ 4
Share-based payments	22	19	17
Termination benefits	0	1	1
Total key management compensation	€ 27	€ 24	€ 22